World Omni Auto Receivables Trust 2014-A		Exhibit 99.1
Monthly Servicer Certificate
October 31, 2014

Dates Covered
Collections Period	10/01/14 - 10/31/14
Interest Accrual Period	10/15/14 - 11/16/14
30/360 Days	30
Actual/360 Days	33
Distribution Date	11/17/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/14	694,843,800.58	38,494
Yield Supplement Overcollateralization Amount at 09/30/14	14,839,294.98	0
Receivables Balance at 09/30/14	709,683,095.56	38,494
Principal Payments	24,229,119.16	1,400
Defaulted Receivables	1,127,865.44	46
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/14	14,148,713.67	0
Pool Balance at 10/31/14	670,177,397.29	37,048

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Delinquent Receivables:
Past Due 31-60 days	7,446,235.44	412
Past Due 61-90 days	1,429,259.26	73
Past Due 91 + days	392,714.85	18
Total	9,268,209.55	503

Total 31+ Delinquent as % Ending Pool Balance	1.38%

Recoveries	673,930.76

Aggregate Net Losses/(Gains) - October 2014	453,934.68

Overcollateralization Target Amount	30,157,982.88
Actual Overcollateralization	30,157,982.88

Weighted Average APR	3.92%
Weighted Average APR, Yield Adjusted	4.92%
Weighted Average Remaining Term	56.57

Flow of Funds	$ Amount

Collections	27,181,936.79
Advances	2,592.44
Investment Earnings on Cash Accounts	1,017.92
Servicing Fee	(591,402.58)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	26,594,144.57

Distributions of Available Funds
(1) Class A Interest	429,286.58
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	23,556,415.14
(7) Distribution to Certificateholders	2,581,727.85
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	26,594,144.57

Servicing Fee	591,402.58
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 10/15/14	663,575,829.55
Principal Paid	23,556,415.14
Note Balance @ 11/17/14	640,019,414.41

Class A-1
Note Balance @ 10/15/14	29,425,829.55
Principal Paid	23,556,415.14
Note Balance @ 11/17/14	5,869,414.41
Note Factor @ 11/17/14	2.7299602%

Class A-2
Note Balance @ 10/15/14	257,000,000.00
Principal Paid	0.00
Note Balance @ 11/17/14	257,000,000.00
Note Factor @ 11/17/14	100.0000000%

Class A-3
Note Balance @ 10/15/14	257,000,000.00
Principal Paid	0.00
Note Balance @ 11/17/14	257,000,000.00
Note Factor @ 11/17/14	100.0000000%

Class A-4
Note Balance @ 10/15/14	102,340,000.00
Principal Paid	0.00
Note Balance @ 11/17/14	102,340,000.00
Note Factor @ 11/17/14	100.0000000%

Class B
Note Balance @ 10/15/14	17,810,000.00
Principal Paid	0.00
Note Balance @ 11/17/14	17,810,000.00
Note Factor @ 11/17/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	456,001.58
Total Principal Paid	23,556,415.14
Total Paid	24,012,416.72

Class A-1
Coupon	0.20000%
Interest Paid	5,394.74
Principal Paid	23,556,415.14
Total Paid to A-1 Holders	23,561,809.88

Class A-2
Coupon	0.43000%
Interest Paid	92,091.67
Principal Paid	0.00
Total Paid to A-2 Holders	92,091.67

Class A-3
Coupon	0.94000%
Interest Paid	201,316.67
Principal Paid	0.00
Total Paid to A-3 Holders	201,316.67

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5370095
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.7411707
Total Distribution Amount	28.2781802

A-1 Interest Distribution Amount	0.0250918
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	109.5647216
Total A-1 Distribution Amount	109.5898134

A-2 Interest Distribution Amount	0.3583333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.3583333

A-3 Interest Distribution Amount	0.7833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.7833333

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 09/30/14	81,223.80
Balance as of 10/31/14	83,816.24
Change	2,592.44

Reserve Account
Balance as of 10/15/14	2,171,744.40
Investment Earnings	80.24
Investment Earnings Paid	(80.24)
Deposit/(Withdrawal)	-
Balance as of 11/17/14	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40